SUPPLEMENT DATED DECEMBER 10, 2007 TO THE
                        PROSPECTUS DATED JANUARY 1, 2007
                                       OF
                              TEMPLETON WORLD FUND

The prospectus is amended as follows:

Effective December 31, 2007, the portfolio manager line-up in the "Management" section on page 12 will be replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

CYNTHIA L. SWEETING CFA(R)(1)  PRESIDENT OF GLOBAL ADVISORS
Ms. Sweeting has been a manager of the Fund since December 2007.
She joined Franklin Templeton Investments in 1997.

LISA F. MYERS CFA(R)(1) SENIOR VICE PRESIDENT OF GLOBAL ADVISORS
Ms. Myers has been a manager of the Fund since 2003. She joined
Franklin Templeton Investments in 1996.

TUCKER SCOTT CFA(R)(1) EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS Mr. Scott has been a manager of the Fund since August 2007. He joined Franklin Templeton Investments in 1996.

The managers of the Fund have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

1. CFA(R) and Chartered Financial Analyst(R) are trademarks owned by CFA Institute.


                Please keep this supplement for future reference.









                    SUPPLEMENT DATED DECEMBER 10, 2007 TO THE
                        PROSPECTUS DATED JANUARY 1, 2007
                                       OF
                             TEMPLETON FOREIGN FUND

The prospectus is amended as follows:

Effective December 31, 2007, the portfolio manager line-up in the "Management" section on page 14 will be replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in equity securities. The portfolio managers of the team are as follows:

TUCKER SCOTT CFA(R)(1) EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS
Mr. Scott has been a manager of the Fund since August 2007. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1996.

CYNTHIA L. SWEETING CFA(R)(1) PRESIDENT OF GLOBAL ADVISORS
Ms. Sweeting has been a manager of the Fund since December 2007, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1997.

LISA F. MYERS CFA(R)(1) SENIOR VICE PRESIDENT OF GLOBAL ADVISORS
Ms. Myers has been a manager of the Fund since 2003, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 1996.

1. CFA(R) and Chartered Financial Analyst(R) are trademarks owned by CFA Institute.

                Please keep this supplement for future reference.